Capital structure and financial items - Share capital, Treasury shares and Other reserves - Shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	4,560,000	4,620,000
Shares cancelled (in shares)	(50,000)	(60,000)
Holding at the end of the year (in shares)	4,510,000	4,560,000
A shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	1,075,000	1,075,000
Shares cancelled (in shares)	0	0
Holding at the end of the year (in shares)	1,075,000	1,075,000
B shares
Shares Outstanding [Roll Forward]
Holding at the beginning of the year (in shares)	3,485,000	3,545,000
Shares cancelled (in shares)	(50,000)	(60,000)
Holding at the end of the year (in shares)	3,435,000	3,485,000